Schedule of Investments (unaudited) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO 66B Ltd., Series 2023-66, Class D, (3 mo. Term SOFR + 5.50%), 10.48%, 04/25/36	USD	1,000	$1,000,000
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3 mo. Term SOFR + 5.45%), 0.00%, 04/20/36		1,000	1,000,000
Symphony CLO 38 Ltd., Series 2023-38, Class D, (3 mo. Term SOFR + 5.20%), 10.02%, 04/24/36		1,000	998,550
Unique Pub Finance Co. PLC(a)
Series A4, 5.66%, 06/30/27	GBP	33	40,683
Series N, 6.46%, 03/30/32		100	124,283
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3 mo. Term SOFR + 5.15%), 9.93%, 04/20/36(b)(c)	USD	1,000	999,709

Total Asset-Backed Securities — 0.8% (Cost: $4,190,876)			4,163,225

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(d)		141,483	48,104

Electrical Equipment — 0.0%
SunPower Corp.(d)		1,707	23,625

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $255,714)(e)(f)		14,576	1,749

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		1,664	832

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(e)		1,075,282,733	10,753

Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(d)		213	5,653

Specialty Retail — 0.1%
NMG Parent LLC		1,477	187,089

Total Common Stocks — 0.1% (Cost: $13,865,911)			277,805

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.8%
Boeing Co., 5.15%, 05/01/30	USD	383	385,395
Bombardier, Inc.(c)
7.50%, 03/15/25		5	4,999
7.13%, 06/15/26		380	381,368
7.88%, 04/15/27		130	131,603
6.00%, 02/15/28		206	200,594
7.50%, 02/01/29		119	121,566
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(c)		200	167,000
Rolls-Royce PLC, 5.75%, 10/15/27(c)		200	199,240
Spirit AeroSystems, Inc.(c)
7.50%, 04/15/25		10	10,000

Security		Par (000)	Value

Aerospace & Defense (continued)
Spirit AeroSystems, Inc.(c) (continued)
9.38%, 11/30/29	USD	161	$175,691
TransDigm, Inc.
8.00%, 12/15/25(c)		508	517,525
6.25%, 03/15/26(c)		929	929,845
6.38%, 06/15/26		15	14,662
7.50%, 03/15/27		33	32,917
6.75%, 08/15/28(c)		572	577,720
Triumph Group, Inc., 9.00%, 03/15/28(c)		214	214,225

			4,064,350

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(c)		27	28,080

Automobile Components — 0.3%
Clarios Global LP, 6.75%, 05/15/25(c)		618	624,582
Clarios Global LP/Clarios U.S. Finance Co.(c)
6.25%, 05/15/26		271	270,323
8.50%, 05/15/27		622	624,332
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		12	10,770
Goodyear Tire & Rubber Co.
9.50%, 05/31/25		22	22,607
5.00%, 07/15/29		26	23,228
5.63%, 04/30/33		30	25,950
NM Holdings Co. LLC(d)(e)(g)
12.00%, 07/01/49		5,150	—
Series B, 9.50%, 07/01/05		5,125	1
Titan International, Inc., 7.00%, 04/30/28		18	16,219
ZF Finance GmbH, 5.75%, 08/03/26(a)	EUR	100	108,717

			1,726,729

Automobiles — 0.3%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	35	31,850
5.00%, 02/15/32(c)		73	63,948
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	100	89,744
Ford Motor Co.
4.35%, 12/08/26	USD	9	8,744
3.25%, 02/12/32		142	111,606
6.10%, 08/19/32		180	174,430
Ford Motor Credit Co. LLC
3.81%, 01/09/24		200	197,636
4.95%, 05/28/27		255	243,223
4.87%, 08/03/27	EUR	100	105,197
7.35%, 03/06/30	USD	200	205,500
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)		39	33,155
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		90	75,294
Lithia Motors, Inc., 3.88%, 06/01/29(c)		42	36,330
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		59	43,685
Penske Automotive Group, Inc., 3.75%, 06/15/29		87	75,110
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(b)	EUR	100	98,792
Wabash National Corp., 4.50%, 10/15/28(c)	USD	70	60,688

			1,654,932

Banks — 0.0%
Banca Monte dei Paschi di Siena SpA, (1 mo. EURIBOR + 3.21%), 6.75%, 03/02/26(a)(b)	EUR	100	106,243
Banco Espirito Santo SA(d)(g)
2.63%, 05/08/17(a)		100	12,472

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Banco Espirito Santo SA(d)(g) (continued)
4.75%, 01/15/22(b)	EUR	200	$24,943
4.00%, 01/21/22		100	12,472

			156,130

Beverages — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK),
6.50%, 06/30/27(c)(h)	USD	200	152,980
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(c)
6.00%, 06/15/27		200	198,205
4.00%, 09/01/29		485	379,512
Ball Corp., 3.13%, 09/15/31		122	100,955
Mauser Packaging Solutions Holding Co.(c)
7.88%, 08/15/26		718	718,000
9.25%, 04/15/27		10	9,240
Trivium Packaging Finance BV, 8.50%, 08/15/27(c)		247	224,770

			1,783,662

Broadline Retail — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)		65	61,027

Building Materials — 0.2%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(c)		67	62,038
Jeld-Wen, Inc., 4.63%, 12/15/25(c)		7	6,493
Masonite International Corp.(c)
Class C, 5.38%, 02/01/28		45	42,975
Class C, 3.50%, 02/15/30		69	57,188
New Enterprise Stone & Lime Co., Inc.(c)
5.25%, 07/15/28		26	22,981
9.75%, 07/15/28		38	36,290
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(c)		126	118,282
Standard Industries, Inc.
2.25%, 11/21/26(a)	EUR	100	93,839
5.00%, 02/15/27(c)	USD	45	42,737
4.75%, 01/15/28(c)		12	11,210
4.38%, 07/15/30(c)		179	155,730
3.38%, 01/15/31(c)		31	24,914
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		124	117,180

			791,857

Building Products(c) — 0.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		19	18,056
6.38%, 06/15/30		105	102,883
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		39	34,412
Foundation Building Materials, Inc., 6.00%, 03/01/29		24	19,023
GYP Holdings III Corp., 4.63%, 05/01/29		109	93,195
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		27	24,814
SRS Distribution, Inc.
4.63%, 07/01/28		207	183,836
6.13%, 07/01/29		116	97,870
6.00%, 12/01/29		168	138,713

Security		Par (000)	Value

Building Products (continued)
White Cap Buyer LLC, 6.88%, 10/15/28	USD	528	$458,018
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(h)		75	68,204

			1,239,024

Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(c)		150	150,977
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(c)		16	13,080
Blackstone Private Credit Fund
7.05%, 09/29/25(c)		25	24,652
3.25%, 03/15/27		24	20,377
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		65	57,227
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		160	129,818
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24		101	98,516
6.25%, 05/15/26		9	8,857
5.25%, 05/15/27		110	103,214
4.38%, 02/01/29		80	68,800
NFP Corp.(c)
4.88%, 08/15/28		170	153,340
6.88%, 08/15/28		423	362,993
7.50%, 10/01/30		34	32,852
Northern Trust Corp., 6.13%, 11/02/32		52	55,438
Owl Rock Capital Corp., 3.40%, 07/15/26		21	18,542
Owl Rock Core Income Corp.
5.50%, 03/21/25		55	53,557
3.13%, 09/23/26		12	10,410
7.75%, 09/16/27(c)		58	57,138

			1,419,788

Chemicals — 0.5%
Ashland LLC, 3.38%, 09/01/31(c)		48	39,237
Avient Corp., 7.13%, 08/01/30(c)		39	40,219
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)		150	128,517
Celanese U.S. Holdings LLC, 6.17%, 07/15/27		32	32,183
Chemours Co., 5.75%, 11/15/28(c)		38	33,924
Element Solutions, Inc., 3.88%, 09/01/28(c)		498	437,065
HB Fuller Co., 4.25%, 10/15/28		35	31,048
Herens Holdco SARL, 4.75%, 05/15/28(c)		200	161,000
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		188	166,665
Ingevity Corp., 3.88%, 11/01/28(c)		23	19,706
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(c)(h)		82	59,040
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(c)		42	35,316
Minerals Technologies, Inc., 5.00%, 07/01/28(c)		55	50,151
Scotts Miracle-Gro Co., 4.38%, 02/01/32		65	52,242
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(c)		176	146,122
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		49	49,806
7.25%, 06/15/28		153	157,100
WR Grace Holdings LLC(c)
4.88%, 06/15/27		55	53,015
5.63%, 08/15/29		714	605,115
7.38%, 03/01/31		37	37,140

			2,334,611

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies — 0.3%
ADT Security Corp.(c)
4.13%, 08/01/29	USD	9	$8,026
4.88%, 07/15/32		4	3,529
AMN Healthcare, Inc., 4.00%, 04/15/29(c)		28	24,780
APX Group, Inc.(c)
6.75%, 02/15/27		64	63,680
5.75%, 07/15/29		86	76,970
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25		132	132,088
9.75%, 08/01/27		36	37,983
5.50%, 05/01/28		118	107,656
Herc Holdings, Inc., 5.50%, 07/15/27(c)		81	78,165
Hertz Corp., 5.00%, 12/01/29(c)		76	62,945
LABL, Inc., 9.50%, 11/01/28		61	61,534
Metis Merger Sub LLC, 6.50%, 05/15/29(c)		39	32,483
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		74	66,946
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.75%, 04/15/26		40	39,700
6.25%, 01/15/28		166	155,210
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		202	167,523
Williams Scotsman International, Inc.(c)
6.13%, 06/15/25		49	48,693
4.63%, 08/15/28		74	67,316

			1,235,227

Communications Equipment(c) — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25		153	144,089
CommScope, Inc.
8.25%, 03/01/27		35	28,668
7.13%, 07/01/28		58	42,777
4.75%, 09/01/29		161	134,197
Viasat, Inc.
5.63%, 09/15/25		132	125,144
5.63%, 04/15/27		21	19,719
Viavi Solutions, Inc., 3.75%, 10/01/29		98	83,806

			578,400

Construction Materials(c) — 0.0%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		18	15,369
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		75	68,531
H&E Equipment Services, Inc., 3.88%, 12/15/28		20	17,527
Resideo Funding, Inc., 4.00%, 09/01/29		18	14,965
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		20	20,597

			136,989

Consumer Discretionary(c) — 0.5%
APi Group DE, Inc.
4.13%, 07/15/29		67	57,491
4.75%, 10/15/29		32	28,154
Carnival Corp.
10.50%, 02/01/26		171	178,168
7.63%, 03/01/26		29	26,463
5.75%, 03/01/27		321	263,326
9.88%, 08/01/27		99	101,979
4.00%, 08/01/28		91	78,336
6.00%, 05/01/29		144	114,480
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28		445	478,713
CoreLogic, Inc., 4.50%, 05/01/28		138	104,707

Security		Par (000)	Value

Consumer Discretionary (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26	USD	52	$46,533
Life Time, Inc.
5.75%, 01/15/26		101	98,114
8.00%, 04/15/26		76	72,497
Lindblad Expeditions LLC, 6.75%, 02/15/27		100	96,810
NCL Corp. Ltd.
5.88%, 03/15/26		86	73,193
8.38%, 02/01/28		37	37,127
7.75%, 02/15/29		14	12,004
NCL Finance Ltd., 6.13%, 03/15/28		46	37,271
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		88	81,585
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25		98	104,495
4.25%, 07/01/26		24	21,540
5.50%, 08/31/26		40	37,422
5.38%, 07/15/27		43	38,300
11.63%, 08/15/27		56	60,147
5.50%, 04/01/28		58	51,207
8.25%, 01/15/29		62	64,860
9.25%, 01/15/29		113	120,062
7.25%, 01/15/30		67	67,419
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29		41	35,191

			2,587,594

Consumer Finance — 0.5%
Block, Inc.
2.75%, 06/01/26		102	93,000
3.50%, 06/01/31		208	170,820
Discover Financial Services, 6.70%, 11/29/32		30	30,928
Global Payments, Inc.
3.20%, 08/15/29		181	159,211
2.90%, 05/15/30		172	145,646
5.40%, 08/15/32		28	27,453
HealthEquity, Inc., 4.50%, 10/01/29(c)		164	145,709
Navient Corp.
7.25%, 09/25/23		3	2,990
5.88%, 10/25/24		77	74,796
5.50%, 03/15/29		66	55,770
OneMain Finance Corp.
6.88%, 03/15/25		20	19,380
7.13%, 03/15/26		7	6,729
6.63%, 01/15/28		8	7,334
5.38%, 11/15/29		139	116,936
4.00%, 09/15/30		76	57,000
Sabre Global, Inc.(c)
9.25%, 04/15/25		78	73,476
11.25%, 12/15/27		115	107,162
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		167	156,980
SLM Corp., 3.13%, 11/02/26		56	47,600
Verscend Escrow Corp., 9.75%, 08/15/26(c)		741	741,000

			2,239,920

Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26		12	11,292
4.63%, 01/15/27		21	20,309
5.88%, 02/15/28		107	106,342
6.50%, 02/15/28		38	38,095

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c) (continued)
3.50%, 03/15/29	USD	35	$30,453
4.88%, 02/15/30		122	113,873
Darling Ingredients, Inc., 6.00%, 06/15/30(c)		94	93,680
Lamb Weston Holdings, Inc.(c)
4.88%, 05/15/28		7	6,790
4.13%, 01/31/30		113	103,395
4.38%, 01/31/32		102	92,504
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP	100	91,538
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	146	131,104
Post Holdings, Inc.(c)
5.50%, 12/15/29		11	10,366
4.63%, 04/15/30		36	32,265
4.50%, 09/15/31		21	18,482
U.S. Foods, Inc.(c)
6.25%, 04/15/25		51	51,460
4.75%, 02/15/29		73	67,434
4.63%, 06/01/30		13	11,727
United Natural Foods, Inc., 6.75%, 10/15/28(c)		26	24,165

			1,055,274

Containers & Packaging(c) — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29		137	131,863
8.75%, 04/15/30		178	161,756
LABL, Inc., 5.88%, 11/01/28		84	74,639
Sealed Air Corp., 4.00%, 12/01/27		61	56,925
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28		44	44,491

			469,674

Diversified Consumer Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)
6.63%, 07/15/26		305	293,106
9.75%, 07/15/27		101	90,017
6.00%, 06/01/29		323	241,107
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(c)		400	337,121
Brink’s Co., 5.50%, 07/15/25(c)		15	14,861
Clarivate Science Holdings Corp.(c)
3.88%, 07/01/28		338	301,655
4.88%, 07/01/29		175	158,265
Garda World Security Corp.(c)
4.63%, 02/15/27		11	9,874
7.75%, 02/15/28		91	89,690
Rekeep SpA, 7.25%, 02/01/26(a)	EUR	100	95,436
Service Corp. International, 3.38%, 08/15/30	USD	144	122,760
Sotheby’s, 7.38%, 10/15/27(c)		200	189,186

			1,943,078

Diversified REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(c)		57	45,743
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		46	36,396
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(c)		59	51,183

Security		Par (000)	Value

Diversified REITs (continued)
Iron Mountain, Inc.(c)
5.00%, 07/15/28	USD	10	$9,305
5.63%, 07/15/32		60	54,812
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29		178	131,497
3.50%, 03/15/31		244	164,261
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		23	21,556
4.50%, 02/15/29(c)		140	126,459
RLJ Lodging Trust LP, 4.00%, 09/15/29(c)		74	61,799
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(c)		16	14,226

			717,237

Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.
3.40%, 03/01/27(c)		144	113,896
4.63%, 09/15/27(c)		17	10,221
4.25%, 07/01/28(c)		24	13,541
3.63%, 01/15/29(c)		66	36,493
3.75%, 07/15/29(c)		53	28,257
3.88%, 11/15/29(c)		67	48,490
10.50%, 05/15/30		133	129,737
Lumen Technologies, Inc., 4.00%, 02/15/27(c)		234	154,440
SoftBank Group Corp., 3.13%, 09/19/25(a)	EUR	100	99,214
Sprint Capital Corp.
6.88%, 11/15/28	USD	313	336,328
8.75%, 03/15/32		389	473,608
Telecom Italia Capital SA
6.38%, 11/15/33		58	52,514
6.00%, 09/30/34		134	114,905
7.20%, 07/18/36		14	12,666
7.72%, 06/04/38		23	21,294
Telecom Italia SpA, 2.88%, 01/28/26(a)	EUR	100	101,117
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27	USD	741	563,160
6.13%, 03/01/28		555	337,551

			2,647,432

Electric Utilities — 0.1%
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(b)(i)		100	88,433
FirstEnergy Corp., Series C, 3.40%, 03/01/50		68	46,633
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		115	110,176
4.55%, 04/01/49		21	17,674
Pike Corp., 5.50%, 09/01/28(c)		130	113,750
Texas Competitive Electric Holdings, 1.00%, 11/10/21(d)(e)(g)		2,375	—

			376,666

Electrical Equipment(c) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		263	258,397
GrafTech Finance, Inc., 4.63%, 12/15/28		66	55,035
Regal Rexnord Corp.
6.05%, 02/15/26		30	30,132
6.05%, 04/15/28		184	184,082
6.30%, 02/15/30		70	70,483
6.40%, 04/15/33		70	70,043

			668,172

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electronic Equipment, Instruments & Components — 0.2%
BWX Technologies, Inc.(c)
4.13%, 06/30/28	USD	86	$77,435
4.13%, 04/15/29		57	50,547
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		7	6,166
3.25%, 02/15/29		32	28,144
Imola Merger Corp., 4.75%, 05/15/29(c)		186	166,394
Vertiv Group Corp., 4.13%, 11/15/28(c)		980	864,708

			1,193,394
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		225	220,781
6.25%, 04/01/28		37	35,520
Enerflex Ltd., 9.00%, 10/15/27(c)		83	80,718
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		111	107,886
6.88%, 09/01/27		178	170,093
Vallourec SA, 8.50%, 06/30/26(a)	EUR	8	8,633
Weatherford International Ltd.(c)
11.00%, 12/01/24	USD	3	3,078
6.50%, 09/15/28		68	68,116
8.63%, 04/30/30		61	62,407

			757,232
Environmental, Maintenance & Security Service — 0.2%
Clean Harbors, Inc., 6.38%, 02/01/31(c)		30	30,608
Covanta Holding Corp.
4.88%, 12/01/29(c)		43	38,259
5.00%, 09/01/30		21	18,064
GFL Environmental, Inc.(c)
4.25%, 06/01/25		4	3,903
3.75%, 08/01/25		45	43,245
5.13%, 12/15/26		113	110,487
4.00%, 08/01/28		8	7,269
3.50%, 09/01/28		53	47,965
4.75%, 06/15/29		206	192,425
4.38%, 08/15/29		44	39,389
Stericycle, Inc., 3.88%, 01/15/29(c)		49	42,776
Tervita Corp., 11.00%, 12/01/25(c)		25	26,812
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		183	168,298

			769,500
Financial Services — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		200	157,000
Bank of America Corp., (1 day SOFR + 1.99%), 6.20%, 11/10/28(b)		113	118,128
Blackstone Holdings Finance Co. LLC, 5.90%, 11/03/27(c)		176	179,489
Citigroup, Inc., Series Y, (5 year CMT + 3.00%), 4.15%(b)(i)		10	8,175
Enact Holdings, Inc., 6.50%, 08/15/25(c)		129	125,775
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(h)		26	23,019
Home Point Capital, Inc., 5.00%, 02/01/26(c)		58	43,518
Intrum AB, 4.88%, 08/15/25(a)	EUR	100	99,774

Security		Par (000)	Value

Financial Services (continued)
Jefferies Finance LLC/JFIN Co.-Issuer Corp.,
5.00%, 08/15/28(c)	USD	200	$169,318
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
5.25%, 10/01/25		12	10,558
4.75%, 06/15/29		22	15,902
MGIC Investment Corp., 5.25%, 08/15/28		47	44,673
Morgan Stanley, (5 year CMT + 2.43%), 5.95%, 01/19/38(b)		30	29,833
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		54	49,005
5.75%, 11/15/31		70	54,296
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26(c)		157	140,515
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		8	6,943
5.50%, 07/15/30		50	43,995
VistaJet Malta Finance PLC/XO Management
Holding, Inc., 6.38%, 02/01/30(c)		52	46,344

			1,366,260
Food Products — 0.2%
Aramark International Finance SARL, 3.13%, 04/01/25(a)	EUR	100	104,894
Aramark Services, Inc.(c)
5.00%, 04/01/25	USD	15	14,761
6.38%, 05/01/25		69	69,508
5.00%, 02/01/28		124	117,362
Chobani LLC/Chobani Finance Corp., Inc.(c)
7.50%, 04/15/25		326	317,857
4.63%, 11/15/28		264	240,570
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance, Inc., 3.75%, 12/01/31(c)		26	21,471
Pilgrim’s Pride Corp., 3.50%, 03/01/32		8	6,510
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(c)		60	48,758

			941,691
Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)		29	25,339

Ground Transportation — 0.1%
United Rentals North America, Inc., 6.00%, 12/15/29(c)		375	380,164

Health Care Equipment & Supplies(c) — 0.1%
Avantor Funding, Inc.
4.63%, 07/15/28		114	108,015
3.88%, 11/01/29		61	54,595
Embecta Corp., 6.75%, 02/15/30		24	21,840
Garden Spinco Corp., 8.63%, 07/20/30		64	68,379

			252,829
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)		64	60,160
AdaptHealth LLC(c)
6.13%, 08/01/28		24	22,036
5.13%, 03/01/30		9	7,635
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		105	88,200
Cano Health LLC, 6.25%, 10/01/28(c)		25	13,688

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Centene Corp.
2.45%, 07/15/28	USD	57	$49,590
3.00%, 10/15/30		260	218,941
2.50%, 03/01/31		184	149,003
2.63%, 08/01/31		32	25,930
CHS/Community Health Systems, Inc.(c)
6.00%, 01/15/29		164	138,724
5.25%, 05/15/30		150	117,668
4.75%, 02/15/31		41	30,269
Encompass Health Corp.
4.50%, 02/01/28		5	4,660
4.75%, 02/01/30		152	138,198
4.63%, 04/01/31		66	57,654
Legacy LifePoint Health LLC(c)
6.75%, 04/15/25		156	148,038
4.38%, 02/15/27		47	38,440
Medline Borrower LP(c)
3.88%, 04/01/29		116	100,630
5.25%, 10/01/29		642	557,007
ModivCare, Inc., 5.88%, 11/15/25(c)		35	33,556
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		24	22,327
3.88%, 11/15/30		39	34,028
3.88%, 05/15/32		53	44,541
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25		73	72,217
10.00%, 04/15/27		111	113,176
Teleflex, Inc.
4.63%, 11/15/27		6	5,861
4.25%, 06/01/28(c)		31	29,478
Tenet Healthcare Corp.
4.88%, 01/01/26		244	239,208
6.25%, 02/01/27		89	87,522
5.13%, 11/01/27		8	7,680
6.13%, 10/01/28		55	52,713
4.25%, 06/01/29		14	12,666
4.38%, 01/15/30		146	131,035
6.13%, 06/15/30(c)		112	110,488

			2,962,967

Health Care Technology(c) — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30		447	362,454
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27		85	83,006
3.13%, 02/15/29		4	3,516
3.50%, 04/01/30		89	78,216
Charles River Laboratories International, Inc.
4.25%, 05/01/28		46	43,051
4.00%, 03/15/31		11	9,625

			579,868

Hotels, Restaurants & Leisure — 0.8%
Boyd Gaming Corp.
4.75%, 12/01/27		46	44,119
4.75%, 06/15/31(c)		39	35,420
Boyne USA, Inc., 4.75%, 05/15/29(c)		109	97,312
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(c)
3.88%, 01/15/28		41	38,130
4.38%, 01/15/28		77	71,083

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(c) (continued)
4.00%, 10/15/30	USD	35	$30,013
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25		377	377,018
8.13%, 07/01/27		304	310,080
4.63%, 10/15/29		486	425,007
7.00%, 02/15/30		395	401,912
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 07/01/25(c)		45	45,010
CCM Merger, Inc., 6.38%, 05/01/26(c)		53	51,747
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(c)		174	168,056
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(c)		89	88,944
6.50%, 10/01/28		19	18,434
Churchill Downs, Inc.(c)
5.50%, 04/01/27		155	151,758
4.75%, 01/15/28		73	68,359
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(c)
4.63%, 01/15/29		113	99,180
6.75%, 01/15/30		570	468,956
Hilton Domestic Operating Co., Inc.(c)
5.75%, 05/01/28		103	103,000
3.75%, 05/01/29		46	41,170
4.00%, 05/01/31		94	82,316
3.63%, 02/15/32		40	33,750
MGM Resorts International, 5.75%, 06/15/25		73	72,824
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		71	61,723
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(c)
5.63%, 09/01/29		34	25,096
5.88%, 09/01/31		37	26,597
Raptor Acquisition Corp./Raptor Co.-Issuer LLC,
4.88%, 11/01/26(c)		57	53,010
Scientific Games International, Inc., 8.63%, 07/01/25(c)		65	66,544
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(c)		96	96,992
Station Casinos LLC(c)
4.50%, 02/15/28		69	62,272
4.63%, 12/01/31		35	29,558
Vail Resorts, Inc., 6.25%, 05/15/25(c)		89	89,208
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)		44	40,534
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c)
5.13%, 10/01/29		193	175,313
7.13%, 02/15/31		83	84,193
Yum! Brands, Inc., 4.75%, 01/15/30(c)		17	16,242

			4,150,880

Household Durables — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		32	25,920
4.63%, 04/01/30		46	37,875

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
5.00%, 06/15/29	USD	67	$51,255
4.88%, 02/15/30		56	42,232
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		104	89,180
KB Home, 7.25%, 07/15/30		21	21,299
Mattamy Group Corp., 4.63%, 03/01/30(c)		72	62,624
NCR Corp.(c)
5.00%, 10/01/28		57	50,101
5.13%, 04/15/29		69	59,703
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)		105	64,575
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		2	1,962
5.13%, 08/01/30		20	18,462
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		67	58,945
3.88%, 10/15/31		44	36,740
Tri Pointe Homes, Inc., 5.70%, 06/15/28		18	17,320

			638,193

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		15	14,438
4.13%, 10/15/30		63	55,667
4.13%, 04/30/31(c)		55	47,490

			117,595

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.(c)
5.25%, 06/01/26		28	27,297
4.63%, 02/01/29		99	85,468
5.00%, 02/01/31		14	11,851
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		47	44,885
3.75%, 01/15/32		82	68,149
NRG Energy, Inc.
5.75%, 01/15/28		22	21,575
5.25%, 06/15/29(c)		5	4,642
3.88%, 02/15/32(c)		18	14,400
7.00%, 03/15/33(c)		50	51,796
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		74	66,355
TransAlta Corp., 7.75%, 11/15/29		35	36,781

			433,199

Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		71	58,669
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
4.25%, 10/15/27		285	255,272
6.75%, 10/15/27		792	734,580
6.75%, 04/15/28		151	149,301
5.88%, 11/01/29		467	393,818
AmWINS Group, Inc., 4.88%, 06/30/29(c)		89	78,765
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		4	3,817
HUB International Ltd.(c)
7.00%, 05/01/26		345	339,069
5.63%, 12/01/29		16	13,940

Security		Par (000)	Value

Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30	USD	68	$70,480
10.50%, 12/15/30(c)		87	87,627
Ryan Specialty Group LLC, 4.38%, 02/01/30(c)		49	42,844

			2,228,182

Interactive Media & Services — 0.1%
Arches Buyer, Inc., 4.25%, 06/01/28(c)		36	30,087
iliad SA(a)
5.38%, 06/14/27	EUR	100	107,577
5.63%, 02/15/30		100	105,197
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
4.75%, 04/30/27	USD	92	78,598
6.00%, 02/15/28		9	6,659

			328,118

Internet Software & Services(c) — 0.4%
ANGI Group LLC, 3.88%, 08/15/28		106	80,532
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29		71	61,389
Match Group Holdings II LLC
4.63%, 06/01/28		81	75,226
3.63%, 10/01/31		53	43,130
Uber Technologies, Inc.
7.50%, 05/15/25		108	109,385
8.00%, 11/01/26		308	315,771
7.50%, 09/15/27		282	290,773
6.25%, 01/15/28		341	340,147
4.50%, 08/15/29		547	498,454

			1,814,807

IT Services — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		50	41,407
Booz Allen Hamilton, Inc.(c)
3.88%, 09/01/28		75	68,441
4.00%, 07/01/29		93	83,924
CA Magnum Holdings, 5.38%, 10/31/26(c)		201	177,383
Camelot Finance SA, 4.50%, 11/01/26(c)		136	128,520
Dun & Bradstreet Corp., 5.00%, 12/15/29(c)		143	123,820
Fair Isaac Corp., 4.00%, 06/15/28(c)		63	58,433
Fiserv, Inc., 2.25%, 06/01/27		1,385	1,253,482
Gartner, Inc.(c)
4.50%, 07/01/28		85	80,682
3.63%, 06/15/29		7	6,246
KBR, Inc., 4.75%, 09/30/28(c)		66	58,978
McAfee Corp., 7.38%, 02/15/30(c)		211	176,922
Presidio Holdings, Inc., 4.88%, 02/01/27(c)		12	11,468
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(c)		123	121,953
Twilio, Inc.
3.63%, 03/15/29		52	44,850
3.88%, 03/15/31		129	109,459
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		186	161,025

			2,706,993

Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29(c)		27	24,259

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Leisure Products (continued)
Mattel, Inc. (continued)
6.20%, 10/01/40	USD	60	$54,038
5.45%, 11/01/41		119	100,198

			178,495

Machinery — 0.4%
ATS Corp., 4.13%, 12/15/28(c)		35	31,042
Chart Industries, Inc.(c)
7.50%, 01/01/30		206	212,843
9.50%, 01/01/31		30	31,650
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(h)		126	106,470
Madison IAQ LLC, 5.88%, 06/30/29(c)		1,139	879,877
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		24	21,439
OT Merger Corp., 7.88%, 10/15/29(c)		37	21,831
Terex Corp., 5.00%, 05/15/29(c)		102	94,912
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(c)		171	143,213
TK Elevator Holdco GmbH, 7.63%, 07/15/28(c)		200	172,848
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	100	97,876
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)	USD	312	294,559

			2,108,560

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		57	53,348

Media — 1.7%
Adelphia Communications Corp., 10.50%, 12/31/49(d)(e)(g)		400	—
Altice Financing SA, 5.75%, 08/15/29(c)		436	346,620
Altice France Holding SA, 10.50%, 05/15/27(c)		342	261,630
AMC Networks, Inc., 4.25%, 02/15/29		39	23,978
Cable One, Inc.
0.00%, 03/15/26(j)(k)		28	22,092
1.13%, 03/15/28(j)		66	48,246
4.00%, 11/15/30(c)		62	50,466
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28(c)		28	25,830
6.38%, 09/01/29(c)		385	367,675
4.50%, 08/15/30(c)		41	34,645
7.38%, 03/01/31(c)		568	559,125
4.50%, 05/01/32		14	11,449
4.25%, 01/15/34(c)		375	293,295
Clear Channel International BV, 6.63%, 08/01/25(c)		200	194,616
Clear Channel Outdoor Holdings, Inc.(c)
5.13%, 08/15/27		380	341,050
7.75%, 04/15/28		349	261,750
7.50%, 06/01/29		84	59,699
CMG Media Corp., 8.88%, 12/15/27(c)		90	68,040
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26(c)		338	317,720
CSC Holdings LLC
5.25%, 06/01/24		398	384,070
5.50%, 04/15/27(c)		200	168,420
4.50%, 11/15/31(c)		416	299,940
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(c)		111	100,533
DISH DBS Corp.
7.75%, 07/01/26		85	56,100
5.25%, 12/01/26(c)		479	382,192
5.75%, 12/01/28(c)		33	24,626

Security		Par (000)	Value

Media (continued)
DISH Network Corp., 11.75%, 11/15/27(c)	USD	201	$194,970
Frontier Communications Holdings LLC, 8.75%, 05/15/30(c)		523	520,913
GCI LLC, 4.75%, 10/15/28(c)		35	30,196
Iliad Holding SASU(c)
6.50%, 10/15/26		220	209,664
7.00%, 10/15/28		200	189,758
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(c)		180	170,010
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(h)		78	18,626
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		54	35,505
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		9	8,820
5.63%, 03/15/26		4	3,870
6.50%, 05/15/27		380	384,083
4.75%, 10/15/27		80	74,000
3.75%, 01/15/28		35	31,325
Odeon Finco PLC, 12.75%, 11/01/27(c)		519	477,261
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		108	97,290
4.25%, 01/15/29		63	52,290
4.63%, 03/15/30		25	20,849
Radiate Holdco LLC/Radiate Finance, Inc.(c)
4.50%, 09/15/26		764	597,830
6.50%, 09/15/28		349	143,090
Sinclair Television Group, Inc., 4.13%, 12/01/30(c)		178	143,512
Sirius XM Radio, Inc., 5.00%, 08/01/27(c)		74	69,280
Stagwell Global LLC, 5.63%, 08/15/29(c)		32	28,062
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(a)(h)	EUR	113	94,401
TEGNA, Inc., 4.75%, 03/15/26(c)	USD	11	10,435
Univision Communications, Inc.(c)
6.63%, 06/01/27		91	86,286
7.38%, 06/30/30		43	40,654
UPC Broadband Finco BV, 4.88%, 07/15/31(c)		200	172,946
Warnermedia Holdings, Inc., 6.41%, 03/15/26		20	20,101

			8,629,834

Metals & Mining — 0.4%
Arconic Corp.(c)
6.00%, 05/15/25		13	13,000
6.13%, 02/15/28		111	109,192
ATI, Inc.
5.88%, 12/01/27		48	46,891
4.88%, 10/01/29		32	29,122
5.13%, 10/01/31		88	80,080
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)		285	282,823
Carpenter Technology Corp.
6.38%, 07/15/28		24	23,410
7.63%, 03/15/30		72	74,473
Commercial Metals Co.
4.13%, 01/15/30		12	10,592
4.38%, 03/15/32		14	12,043
Constellium SE
4.25%, 02/15/26(a)	EUR	100	105,223
3.75%, 04/15/29(c)	USD	250	216,552

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
ERO Copper Corp., 6.50%, 02/15/30(c)	USD	64	$55,720
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28		42	37,381
4.50%, 06/01/31		144	118,254
New Gold, Inc., 7.50%, 07/15/27(c)		125	120,321
Nexans SA, 5.50%, 04/05/28	EUR	100	110,519
Novelis Corp.(c)
3.25%, 11/15/26	USD	110	100,525
4.75%, 01/30/30		366	336,279
3.88%, 08/15/31		68	57,272
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	100	94,290
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c)	USD	39	34,823

			2,068,785

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(c)		9	9,017

Offshore Drilling & Other Services(c) — 0.1%
Entegris Escrow Corp., 4.75%, 04/15/29		452	427,322
Entegris, Inc.
4.38%, 04/15/28		107	96,667
3.63%, 05/01/29		49	42,295

			566,284

Oil, Gas & Consumable Fuels — 2.3%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)		162	158,958
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
5.75%, 03/01/27		34	33,219
5.75%, 01/15/28		15	14,400
5.38%, 06/15/29		66	62,115
Antero Resources Corp., 7.63%, 02/01/29(c)		23	23,518
Apache Corp.
4.25%, 01/15/30		61	55,663
5.10%, 09/01/40		48	40,680
5.35%, 07/01/49		41	31,686
Arcosa, Inc., 4.38%, 04/15/29(c)		117	104,055
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27		217	263,602
5.88%, 06/30/29		133	117,372
Buckeye Partners LP
5.85%, 11/15/43		16	12,081
5.60%, 10/15/44		1	708
Callon Petroleum Co.
8.25%, 07/15/25		6	5,958
6.38%, 07/01/26		49	46,550
8.00%, 08/01/28(c)		181	179,317
7.50%, 06/15/30(c)		297	279,180
Cellnex Finance Co. SA, 1.25%, 01/15/29(a)	EUR	100	88,705
Cheniere Energy Partners LP
4.50%, 10/01/29	USD	216	200,666
4.00%, 03/01/31		97	86,324
3.25%, 01/31/32		190	156,963
Chesapeake Energy Corp., 6.75%, 04/15/29(c)		147	145,936
CITGO Petroleum Corp., 7.00%, 06/15/25(c)		163	160,816
Civitas Resources, Inc., 5.00%, 10/15/26(c)		28	26,320
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		32	27,520
CNX Resources Corp.(c)
6.00%, 01/15/29		19	17,765

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.(c) (continued)
7.38%, 01/15/31	USD	62	$61,070
Comstock Resources, Inc., 6.75%, 03/01/29(c)		360	329,414
CQP Holdco LP/BIP-V Chinook Holdco LLC,
5.50%, 06/15/31(c)		250	224,712
Crescent Energy Finance LLC(c)
7.25%, 05/01/26		180	169,200
9.25%, 02/15/28		69	66,154
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
6.00%, 02/01/29		55	52,359
8.00%, 04/01/29		28	28,560
7.38%, 02/01/31		27	27,000
CrownRock LP/CrownRock Finance, Inc.(c)
5.63%, 10/15/25		175	171,510
5.00%, 05/01/29		16	14,906
DCP Midstream Operating LP(c)
6.45%, 11/03/36		140	145,200
6.75%, 09/15/37		6	6,508
Diamondback Energy, Inc., 6.25%, 03/15/33		167	176,482
DT Midstream, Inc.(c)
4.13%, 06/15/29		110	96,437
4.38%, 06/15/31		79	68,824
Dycom Industries, Inc., 4.50%, 04/15/29(c)		37	33,393
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(c)		88	85,389
Energy Transfer LP
3.75%, 05/15/30		231	213,169
Series H, (5 year CMT + 5.69%), 6.50%(b)(i)		144	126,720
EnLink Midstream LLC
5.63%, 01/15/28(c)		103	100,940
5.38%, 06/01/29		41	39,463
6.50%, 09/01/30(c)		76	76,852
EnLink Midstream Partners LP
4.85%, 07/15/26		39	37,538
5.60%, 04/01/44		82	66,926
5.45%, 06/01/47		18	14,346
EQM Midstream Partners LP
6.00%, 07/01/25(c)		11	10,874
4.13%, 12/01/26		17	15,438
6.50%, 07/01/27(c)		132	127,945
7.50%, 06/01/30(c)		67	64,906
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25		30	29,059
7.75%, 02/01/28		15	14,544
8.88%, 04/15/30		43	43,538
Gulfport Energy Corp., 8.00%, 05/17/26(c)		11	11,385
Harvest Midstream I LP, 7.50%, 09/01/28(c)		20	19,946
Hess Midstream Operations LP, 4.25%, 02/15/30(c)		77	68,769
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.25%, 11/01/28		21	19,929
5.75%, 02/01/29		73	67,200
6.00%, 02/01/31		5	4,604
ITT Holdings LLC, 6.50%, 08/01/29(c)		109	92,031
Kinder Morgan, Inc., 4.80%, 02/01/33		125	120,603
Kinetik Holdings LP, 5.88%, 06/15/30(c)		172	165,550
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)		10	9,724
MasTec, Inc., 4.50%, 08/15/28(c)		56	51,761
Matador Resources Co., 5.88%, 09/15/26		54	53,277

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.
5.75%, 08/15/25	USD	8	$7,901
5.88%, 12/01/27		20	19,479
Murphy Oil USA, Inc., 4.75%, 09/15/29		109	99,289
Nabors Industries Ltd.(c)
7.25%, 01/15/26		66	62,947
7.50%, 01/15/28		90	83,061
Nabors Industries, Inc.
5.75%, 02/01/25		306	296,437
7.38%, 05/15/27(c)		116	113,608
New Fortress Energy, Inc.(c)
6.75%, 09/15/25		300	288,750
6.50%, 09/30/26		321	295,320
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)		85	82,015
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		84	92,565
Northern Oil & Gas, Inc., 8.13%, 03/01/28(c)		253	250,963
NuStar Logistics LP
6.00%, 06/01/26		123	120,566
6.38%, 10/01/30		2	1,919
Occidental Petroleum Corp.
6.95%, 07/01/24		9	9,113
5.88%, 09/01/25		23	23,179
8.88%, 07/15/30		86	100,030
6.63%, 09/01/30		726	764,601
6.13%, 01/01/31		7	7,263
7.50%, 05/01/31		27	29,778
6.45%, 09/15/36		135	141,943
6.20%, 03/15/40		152	152,821
4.63%, 06/15/45		7	5,607
6.60%, 03/15/46		60	63,083
4.40%, 04/15/46		27	21,398
4.20%, 03/15/48		8	6,200
PDC Energy, Inc.
6.13%, 09/15/24		68	67,660
5.75%, 05/15/26		6	5,841
Permian Resources Operating LLC(c)
5.38%, 01/15/26		32	30,331
7.75%, 02/15/26		84	84,210
6.88%, 04/01/27		54	52,829
5.88%, 07/01/29		140	132,565
Precision Drilling Corp., 6.88%, 01/15/29(c)		4	3,630
Range Resources Corp., 4.88%, 05/15/25		39	38,236
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)		103	91,285
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)		14	12,472
SM Energy Co.
5.63%, 06/01/25		44	42,662
6.75%, 09/15/26		36	35,304
6.63%, 01/15/27		7	6,725
6.50%, 07/15/28		56	53,439
Southwestern Energy Co.
5.38%, 02/01/29		85	80,112
4.75%, 02/01/32		2	1,766
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
7.50%, 10/01/25		3	2,999
6.00%, 03/01/27		14	13,252
5.50%, 01/15/28		11	10,058
6.00%, 12/31/30		10	8,937
6.00%, 09/01/31		41	36,255

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tap Rock Resources LLC, 7.00%, 10/01/26(c)	USD	202	$176,964
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)		57	58,657
Transocean, Inc.(c)
7.50%, 01/15/26		212	192,488
8.75%, 02/15/30		245	249,900
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29		302	272,404
4.13%, 08/15/31		209	183,623
3.88%, 11/01/33		393	330,120
Vermilion Energy, Inc., 6.88%, 05/01/30(c)		51	46,445
Western Midstream Operating LP
6.15%, 04/01/33		20	20,271
5.45%, 04/01/44		112	97,666
5.30%, 03/01/48		39	33,045
5.50%, 08/15/48		17	14,640
5.50%, 02/01/50		137	116,244

			11,507,103

Passenger Airlines — 0.6%
Air Canada, 3.88%, 08/15/26(c)		116	105,328
Allegiant Travel Co.(c)
8.50%, 02/05/24		1,065	1,065,000
7.25%, 08/15/27		37	36,833
American Airlines, Inc.(c)
11.75%, 07/15/25		392	428,864
7.25%, 02/15/28		8	7,780
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		184	181,091
5.75%, 04/20/29		113	108,531
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		73	70,296
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c)		101	95,885
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)		230	229,185
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)		70	70,750
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		169	168,505
Series 2020-1, Class B, 4.88%, 07/15/27		15	13,989
United Airlines, Inc.(c)
4.38%, 04/15/26		60	57,403
4.63%, 04/15/29		383	346,424

			2,985,864

Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(c)		5	4,669

Pharmaceuticals — 0.2%
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(a)	EUR	100	100,638
Gruenenthal GmbH, 4.13%, 05/15/28(a)		100	98,147
Option Care Health, Inc., 4.38%, 10/31/29(c)	USD	79	69,764
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28(c)		200	182,822
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)		200	184,482

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Prestige Brands, Inc., 3.75%, 04/01/31(c)	USD	70	$59,331
Teva Pharmaceutical Finance Netherlands II BV,
3.75%, 05/09/27	EUR	100	97,863
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	83	74,648

			867,695

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(c)		30	27,781

Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		101	90,423
Howard Hughes Corp.(c)
5.38%, 08/01/28		49	44,620
4.38%, 02/01/31		63	50,715
Realogy Group LLC/Realogy Co.-Issuer Corp.(c)
5.75%, 01/15/29		531	397,432
5.25%, 04/15/30		43	31,342
Starwood Property Trust, Inc., 4.38%, 01/15/27(c)		25	20,662
VICI Properties LP, 5.13%, 05/15/32		182	171,469

			806,663

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
4.30%, 11/15/32		73	67,258
3.42%, 04/15/33(c)		77	64,427
Marvell Technology, Inc., 2.95%, 04/15/31		75	62,629
Sensata Technologies B.V., 4.00%, 04/15/29(c)		36	32,525
Sensata Technologies, Inc.(c)
4.38%, 02/15/30		169	153,986
3.75%, 02/15/31		49	42,875
Synaptics, Inc., 4.00%, 06/15/29(c)		107	92,141

			515,841

Software — 0.5%
Alteryx, Inc., 8.75%, 03/15/28		57	57,369
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		122	110,867
Boxer Parent Co., Inc.(c)
7.13%, 10/02/25		148	147,295
9.13%, 03/01/26		144	139,640
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(c)		173	170,038
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(c)		715	632,492
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		16	13,964
Elastic NV, 4.13%, 07/15/29(c)		120	102,450
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)		45	38,643
MicroStrategy, Inc., 6.13%, 06/15/28(c)		144	127,800
MSCI, Inc.(c)
3.63%, 09/01/30		7	6,085
3.88%, 02/15/31		11	9,791
3.25%, 08/15/33		34	27,844
Open Text Corp., 6.90%, 12/01/27(c)		214	220,762
Oracle Corp., 6.25%, 11/09/32		375	403,332
PTC, Inc., 4.00%, 02/15/28(c)		32	29,903

Security		Par (000)	Value

Software (continued)
SS&C Technologies, Inc., 5.50%, 09/30/27(c)	USD	245	$237,723
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		188	141,519

			2,617,517

Specialized REITs — 0.0%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(c)		120	116,400

Specialty Retail(c) — 0.1%
Arko Corp., 5.13%, 11/15/29		58	48,006
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		253	248,347
Staples, Inc., 7.50%, 04/15/26		82	71,843

			368,196

Technology Hardware, Storage & Peripherals — 0.0%
Coherent Corp., 5.00%, 12/15/29(c)		126	114,370

Textiles, Apparel & Luxury Goods(c) — 0.1%
Crocs, Inc.
4.25%, 03/15/29		77	67,539
4.13%, 08/15/31		70	57,673
Hanesbrands, Inc., 9.00%, 02/15/31		71	72,686
Kontoor Brands, Inc., 4.13%, 11/15/29		32	27,462
Levi Strauss & Co., 3.50%, 03/01/31		78	66,495

			291,855

Transportation Infrastructure — 0.0%
Azzurra Aeroporti SpA, 2.63%, 05/30/27(a)	EUR	100	95,600

Utilities(c) — 0.0%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26	USD	23	19,982
6.50%, 10/15/28		20	16,586
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28		42	38,423
Vistra Operations Co. LLC
5.50%, 09/01/26		5	4,854
5.63%, 02/15/27		41	39,785
5.00%, 07/31/27		5	4,727

			124,357

Wireless Telecommunication Services — 0.3%
Altice France SA/France, 8.13%, 02/01/27(c)		334	309,184
SBA Communications Corp.
3.13%, 02/01/29		283	246,193
3.88%, 02/15/27		7	6,608
T-Mobile USA, Inc.
3.38%, 04/15/29		67	61,083
3.50%, 04/15/31		26	23,378
VICI Properties LP/VICI Note Co., Inc.(c)
5.63%, 05/01/24		18	17,843
3.50%, 02/15/25		34	32,222
4.63%, 06/15/25		161	155,657
4.25%, 12/01/26		34	31,723
4.63%, 12/01/29		133	121,072

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(c) (continued)
4.13%, 08/15/30	USD	124	$109,527
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(c)		200	171,444

			1,285,934

Total Corporate Bonds — 17.5% (Cost: $102,078,062)			86,907,232

Floating Rate Loan Interests(b)

Aerospace & Defense — 3.4%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		2,449	2,097,668
Term Loan C, (3 mo. SOFR CME at 0.75% Floor + 4.25%), 9.40%, 05/25/28		498	426,645
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR US + 4.00%), 9.16%, 10/31/26		806	805,351
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.56%, 08/03/29		324	316,736
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		1,169	1,139,489
2020 Term Loan B1, (1 mo. SOFR CME + 3.50%), 8.41%, 04/06/26		2,174	2,119,709
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR US + 5.60%), 10.41%, 04/09/26		760	590,389
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29		1,474	1,429,913
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28		5,035	4,961,529
TransDigm, Inc., 2023 Term Loan I, (3 mo. SOFR CME + 3.25%), 8.15%, 08/24/28		2,797	2,786,836

			16,674,265

Air Freight & Logistics — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28		508	489,622
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26		363	347,240
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28		687	575,408

			1,412,270

Automobile Components — 1.2%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/10/28		462	458,733

Security		Par (000)	Value

Automobile Components (continued)
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR US + 3.25%), 8.09%, 04/30/26	USD	3,217	$3,192,531
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 02/05/26		2,273	2,225,892

			5,877,156

Banks — 0.7%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27		2,006	1,926,152
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.00%), 9.84%, 10/29/28		1,401	1,355,722

			3,281,874

Beverages — 0.7%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		1,565	1,167,043
Term Loan, (3 mo. SOFRTE at 0.50% Floor + 3.25%), 8.25%, 01/24/29		2,596	2,276,460

			3,443,503

Building Materials — 0.1%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 04/12/28		312	273,423

Building Products — 1.7%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 11/23/27		1,271	1,123,372
CPG International LLC, 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.41%, 04/28/29		703	693,497
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 07/28/28		718	694,839
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, (3 mo. EURIBOR + 3.925%), 6.94%, 04/12/28	EUR	854	793,924
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 6.00%), 10.81%, 03/08/29	USD	733	629,169
Standard Industries, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 7.12%, 09/22/28		1,409	1,400,138
Wilsonart LLC, 2021 Term Loan E, (6 mo. LIBOR US at 1.00% Floor + 3.25%), 8.46%, 12/31/26		3,015	2,896,423

			8,231,362

Capital Markets — 3.0%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.50%), 11.31%, 08/02/29		2,373	2,119,515
Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 08/02/28		2,473	2,395,827
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.75%), 7.78%, 10/22/27		651	641,193

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Capital Markets (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.75%), 8.65%, 04/09/27	USD	5,622		$5,434,125
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		1,594		1,459,833
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.19%, 11/12/27		1,328		1,300,711
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR US + 2.30%), 7.14%, 06/27/25		—	(l)	184
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 06/30/28		1,290		1,267,670
Greenhill & Co., Inc., Term Loan B, (3 mo. LIBOR US + 3.25%), 8.20%, 04/12/24		517		504,048

				15,123,106

Chemicals — 4.6%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.75%), 9.71%, 08/27/26		2,892		2,838,674
Axalta Coating Systems U.S. Holdings, Inc., 2022 USD Term Loan B4, (3 mo. SOFR CME at 0.50% Floor + 3.00%), 7.90%, 12/20/29		1,028		1,028,382
CPC Acquisition Corp., Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 12/29/27		569		431,627
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 8.96%, 10/04/29		1,140		1,077,914
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.81%, 01/31/26		1,741		1,737,686
HB Fuller Co., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 02/15/30		265		265,912
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 06/30/27		1,223		1,201,367
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (3 mo. SOFR CME + 3.50%), 8.41%, 02/18/30		615		610,935
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 9.16%, 07/03/28		942		870,201
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.42%, 10/15/28		1,648		1,595,322
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. SOFR CME + 2.50%), 7.66%, 03/02/26		2,481		2,472,080
Momentive Performance Materials, Inc., 2023 Term Loan, (3 mo. SOFR + 4.50%), 9.29%, 03/31/28(e)(m)		1,851		1,809,353
OQ Chemicals Corp., 2017 USD Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.00%, 10/14/24		1,511		1,465,061
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.50%), 7.33%, 06/09/28		1,519		1,504,469
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 07/31/26		615		597,127
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		928		903,417

Security		Par (000)	Value

Chemicals (continued)
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 7.92%, 08/02/28	USD	1,429	$1,411,545
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. SOFR CME + 2.75%), 7.53%, 10/01/25		327	323,452
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		838	829,747

			22,974,271

Commercial Services & Supplies — 3.4%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 05/12/28		2,298	2,178,831
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 8.91%, 02/15/29		684	667,024
Asurion LLC
2020 Term Loan B8, (1 mo. LIBOR US + 3.25%), 8.09%, 12/23/26		252	232,869
2021 2nd Lien Term Loan B3, (1 mo. LIBOR US + 5.25%), 10.09%, 01/31/28		985	816,883
2021 Second Lien Term Loan B4, (1 mo. LIBOR US + 5.25%), 10.09%, 01/20/29		1,402	1,152,444
2023 Term Loan B11, (1 mo. SOFR CME + 4.25%), 9.16%, 08/19/28		1,098	1,015,030
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 10/08/28		610	612,258
Covanta Holding Corp.
2021 Term Loan C, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		75	74,451
2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.50%), 7.31%, 11/30/28		989	983,983
Creative Artists Agency LLC, 2023 Term Loan B, (1 mo. SOFR CME + 3.50%), 8.31%, 11/27/28		1,415	1,408,519
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.75%), 8.91%, 05/09/25		430	414,271
GFL Environmental, Inc., 2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.91%, 05/28/27		1,137	1,136,815
Packers Holdings LLC, 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.25%), 8.09%, 03/09/28		820	739,373
Prime Security Services Borrower LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.52%, 09/23/26		1,475	1,469,020
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR US + 4.00%), 8.84%, 08/27/25		3,222	3,214,559
Viad Corp., Initial Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.00%), 9.92%, 07/30/28		686	652,996

			16,769,326

Communications Equipment — 0.4%
Ciena Corp., 2023 Term Loan B, (1 mo. SOFR CME + 2.50%), 7.19%, 01/18/30		189	188,647
ViaSat, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.42%, 03/02/29		1,783	1,727,239

			1,915,886

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 1.5%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 09/30/29(e)	USD	815	$688,675
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 9.13%, 06/21/24		2,155	2,004,688
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR US + 3.00%), 7.85%, 01/21/28		925	916,777
SRS Distribution, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 06/02/28		2,403	2,316,227
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 05/12/28		1,542	1,488,943

			7,415,310

Construction Materials — 1.4%
Core & Main LP, 2021 Term Loan B, (3 mo. LIBOR US + 2.50%), 7.37%, 07/27/28(e)		3,550	3,523,723
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/29/25		2,094	2,085,373
Oscar AcquisitionCo. LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 04/29/29		956	919,544
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR US + 3.00%), 7.87%, 06/01/26		320	309,488

			6,838,128

Consumer Staples Distribution & Retail — 0.4%
H-Food Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 3.688%), 8.53%, 05/23/25		454	387,367
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 09/13/26		629	625,180
2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 11/22/28		781	779,374

			1,791,921

Containers & Packaging — 1.3%
Charter Next Generation, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.67%, 12/01/27		2,977	2,935,407
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26		1,144	1,132,972
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. SOFR CME + 3.75%), 8.67%, 07/31/26		539	524,612
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.42%, 08/18/27		1,026	787,261
Trident TPI Holdings, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 09/15/28		1,008	971,798

			6,352,050

Distributors — 1.4%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. SOFR CME + 2.00%), 6.91%, 01/15/27		1,053	1,046,154

Security		Par (000)	Value

Distributors (continued)
CNT Holdings I Corp., 2020 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.50%), 8.13%, 11/08/27	USD	1,608	$1,578,773
Dealer Tire Financial LLC, Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.31%, 12/14/27		2,653	2,631,594
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1 mo. SOFR CME + 3.25%), 8.06%, 11/09/29		1,272	1,269,434
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 02/12/27(e)		322	230,298

			6,756,253

Diversified Consumer Services — 1.6%
2U, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 6.50%), 11.32%, 12/28/26		841	807,097
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29		681	584,523
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.41%, 12/11/28		1,684	1,551,097
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.17%, 11/24/28		810	796,089
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR US + 3.75%), 8.59%, 07/11/25		832	824,805
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 6.25%), 11.11%, 12/15/26		744	702,856
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.58%, 10/28/27		869	812,770
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.33%, 01/15/27		1,654	1,641,483
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.50%), 8.40%, 07/20/28		287	282,633

			8,003,353

Diversified REITs — 0.0%
RHP Hotel Properties LP, 2017 Term Loan B,
(1 mo. LIBOR US + 2.00%), 6.85%, 05/11/24		269	267,975

Diversified Telecommunication Services — 1.5%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 11/30/27		198	195,856
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.38%, 10/02/27		713	559,907
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28		1,749	1,655,916
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 11/04/26		1,579	1,576,445
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. SOFR CME + 1.75%), 6.67%, 03/01/27		1,299	1,092,327

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 2020 Term Loan B, (3 mo. SOFR CME + 2.25%), 7.17%, 03/15/27	USD	1,241	$815,358
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. SONIA + 3.25%), 7.21%, 01/15/27	GBP	1,400	1,618,788

			7,514,597

Electric Utilities — 0.7%
Constellation Renewables LLC, 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 2.50%), 7.46%, 12/15/27	USD	1,109	1,102,801
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 03/31/28		2,791	2,494,239

			3,597,040

Electrical Equipment — 0.7%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.91%, 06/23/28		1,334	1,269,513
AZZ, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 9.16%, 05/13/29		226	226,276
Gates Global LLC, 2021 Term Loan B3, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 03/31/27		2,130	2,114,273

			3,610,062

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.67%, 07/02/29		1,452	1,435,398

Energy Equipment & Services — 0.5%
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 10/05/28		2,681	2,630,954

Entertainment — 0.7%
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.13%, 03/08/30		815	804,812
City Football Group Ltd., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.78%, 07/21/28		1,469	1,397,395
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30		1,104	1,104,464

			3,306,671

Environmental, Maintenance & Security Service — 0.6%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 09/07/27		1,730	1,719,809
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 11/02/27		1,457	1,343,000

			3,062,809

Financial Services — 5.0%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28		380	366,068
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR US + 4.50%), 9.34%, 07/31/26		912	895,076
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.61%, 02/04/28		1,520	1,512,818

Security		Par (000)	Value

Financial Services (continued)
Altice France SA/France, 2023 USD Term Loan B14, (2 mo. SOFR CME + 5.50%), 10.17%, 08/15/28(e)	USD	1,726	$1,639,764
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.62%, 10/22/26		1,357	1,342,396
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.50%), 7.34%, 09/01/28		1,380	1,360,207
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 7.25%), 12.16%, 12/01/28		330	279,675
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR US + 4.00%), 8.84%, 02/07/25		1,223	1,166,389
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 9.00%, 10/01/27		2,815	2,680,911
KKR Apple Bidco LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 09/23/28		827	816,971
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 12/17/27		436	409,282
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 09/25/26		2,219	1,807,533
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.75%), 8.55%, 02/08/28		205	174,169
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR US + 2.00%), 7.16%, 11/05/28		1,175	1,173,825
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR US + 2.50%), 7.33%, 01/23/25		1,695	1,673,840
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR US + 4.00%), 8.90%, 07/30/25		913	903,281
Veritas U.S., Inc., 2021 USD Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 5.00%), 9.84%, 09/01/25		2,986	2,258,512
VS Buyer LLC, Term Loan B, (2 mo. LIBOR US + 3.00%), 7.70%, 02/28/27		1,455	1,437,767
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27		1,086	1,072,228
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR US + 2.50%), 7.18%, 04/30/28		1,876	1,849,942

			24,820,654

Food Products — 2.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/01/25		1,175	1,030,655
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.75% Floor + 4.75%), 9.59%, 10/01/25		1,332	1,175,506
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%), 8.42%, 10/25/27(e)		2,432	2,408,031
Froneri International Ltd., 2020 USD Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 01/29/27		3,247	3,196,161

15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Nomad Foods U.S. LLC, 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.23%, 11/12/29	USD	911	$909,767
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR US + 3.25%), 8.09%, 02/05/26		1,520	1,512,473
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.33%, 06/08/28(e)		1,660	1,643,234
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.92%, 01/20/28		601	597,703

			12,473,530

Gas Utilities — 0.6%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28		3,260	3,150,109

Ground Transportation — 0.6%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 08/06/27		567	556,147
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR US + 5.50%), 10.37%, 08/04/25		1,318	1,205,171
Uber Technologies, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 2.75%), 7.87%, 02/28/30		1,456	1,451,263

			3,212,581

Health Care Equipment & Supplies — 1.2%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 11/01/28		1,914	1,883,339
Insulet Corp., Term Loan B, (1 mo. SOFR CME + 3.25%), 8.17%, 05/04/28		673	671,122
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 10/23/28		3,743	3,645,313

			6,199,774

Health Care Providers & Services — 2.1%
CHG Healthcare Services, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 09/29/28		896	886,687
Envision Healthcare Corp.
2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27		209	173,692
2022 Second Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 4.25%), 9.15%, 03/31/27		1,390	330,168
EyeCare Partners LLC
2020 Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 02/18/27		1,930	1,565,421
2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.75%), 11.59%, 11/15/29		508	383,278
2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 11/15/28		466	376,715
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR US + 4.50%), 9.66%, 03/05/26		626	558,462
Ingenovis Health, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.60%, 03/06/28		1,395	1,343,957
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.25%), 9.15%, 09/01/28		761	617,338

Security		Par (000)	Value

Health Care Providers & Services (continued)
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 3.50%), 8.34%, 02/14/25	USD	46	$44,253
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 12/11/26		2,247	2,159,929
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26		509	505,618
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.25%), 7.11%, 05/16/29		292	291,170
WCG Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27		1,046	986,455

			10,223,143

Health Care Services — 0.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 07/24/26		842	785,068
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 7.00%), 11.99%, 11/01/29		536	485,080

			1,270,148

Health Care Technology — 2.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29		2,612	2,441,990
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 10/10/25		619	614,480
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28		3,828	3,481,971
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 07/24/26		2,304	2,148,910
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 04/02/29(e)		2,740	2,740,000

			11,427,351

Hotels, Restaurants & Leisure — 6.2%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.75%), 8.59%, 02/02/26		1,108	1,055,246
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.25%, 05/24/29		87	87,555
Bally’s Corp., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.96%, 10/02/28		787	749,426
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 11/19/26		2,701	2,671,868
Caesars Entertainment, Inc., Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 02/06/30		1,131	1,123,773
Carnival Corp., USD Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.00%), 7.84%, 06/30/25		1,554	1,530,646
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR US + 2.00%), 6.85%, 03/17/28		682	676,964
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.50%), 12.42%, 05/01/28		806	798,101

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.00%), 8.16%, 03/08/24	USD	3,458	$3,124,367
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		3,254	3,198,018
Flutter Financing B.V., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.41%, 07/22/28		1,011	1,009,606
Four Seasons Hotels Ltd., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 11/30/29		2,373	2,370,290
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%), 7.83%, 12/15/27		2,132	2,098,339
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.66%, 05/03/29		1,278	1,273,611
Playa Resorts Holding B.V., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 4.25%), 8.99%, 01/05/29		410	407,025
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR US + 2.75%), 7.59%, 03/13/28		1,501	1,489,234
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.00%), 7.96%, 04/14/29		706	699,196
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.88%, 08/25/28		589	585,564
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR US + 2.25%), 7.41%, 07/21/26		1,042	1,040,339
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.25% Floor + 2.25%), 7.10%, 02/08/27		1,953	1,934,422
Travelport Finance Luxembourg SARL
2020 Super Priority Term Loan, (3 mo. LIBOR US at 1.00% Floor + 1.50%, 7.25% PIK), 6.34%, 02/28/25(h)		110	111,207
2021 Consented Term Loan, (3 mo. LIBOR US + 6.75%), 10.16%, 05/29/26		1,228	692,930
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/03/28		1,981	1,957,273
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.59%, 05/30/25		173	172,373

			30,857,373

Household Durables — 1.3%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.25%), 9.41%, 05/17/28		1,422	1,125,229
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29		2,083	1,864,314
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (3 mo. LIBOR US + 7.50%), 12.37%, 08/10/23		412	403,144

Security		Par (000)	Value

Household Durables (continued)
Serta Simmons Bedding LLC (continued)
2020 Super Priority Second Out Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.50%), 12.37%, 08/10/23	USD	843	$477,149
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.50%), 9.66%, 12/08/28(e)		330	299,951
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28		722	605,031
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 10/30/27		2,079	1,781,237

			6,556,055

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.00%), 6.96%, 03/03/28		740	732,685

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR US + 2.00%), 6.84%, 01/15/25		653	651,544
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR US + 2.00%), 6.84%, 08/12/26		1,037	1,029,046
Term Loan B9, (1 mo. LIBOR US + 2.00%), 6.85%, 04/05/26		1,879	1,864,484

			3,545,074

Industrial Conglomerates — 1.6%
AVSC Holding Corp.
2020 Term Loan B1, (3 mo. LIBOR US at 1.00% Floor + 3.25%), 7.81%, 03/03/25(m)		864	830,144
2020 Term Loan B3, (3 mo. LIBOR US + 15.00%), 15.00%, 10/15/26		812	826,504
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.58%, 09/29/28		1,516	1,508,734
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 07/28/28		953	743,714
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 3.50%), 8.60%, 07/30/27		1,989	1,939,652
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.42%, 03/02/27		2,132	2,089,558

			7,938,306

Insurance — 5.1%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.28%, 11/06/27		3,274	3,232,096
2023 Term Loan B5, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.35%, 11/05/27		3,535	3,488,493
AmWINS Group, Inc.
2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 2.25%), 7.11%, 02/19/28		2,333	2,302,401
2023 Incremental Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 2.75%), 7.66%, 02/19/28		448	445,078

17

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27	USD	1,278	$1,263,825
2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 02/12/27		762	751,604
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 7.82%, 04/25/25		2,333	2,323,062
2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.25%), 8.06%, 04/25/25		2,964	2,953,689
2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 8.73%, 11/10/29		397	395,369
NFP Corp., 2020 Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 02/15/27		162	158,188
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.00%), 7.91%, 09/01/27		1,168	1,163,585
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 02/17/28		3,334	3,288,115
USI, Inc.
2019 Incremental Term Loan B, (3 mo. LIBOR US + 3.25%), 8.41%, 12/02/26		245	244,175
2022 Incremental Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.75%), 8.65%, 11/22/29		3,479	3,462,352

			25,472,032

Interactive Media & Services — 1.2%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.91%, 06/26/28		1,526	1,511,475
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.00%), 7.84%, 10/30/26		1,941	1,935,652
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 08/10/27		1,682	1,675,409
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26		904	897,941

			6,020,477

IT Services — 4.5%
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.75%), 12.59%, 11/24/28		1,275	1,141,125
2020 USD Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 11/24/27		676	658,216
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25		1,762	1,736,948
Camelot Finance SA, Term Loan B, (1 mo. LIBOR US + 3.00%), 7.84%, 10/30/26		1,788	1,782,833
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 09/21/28		1,473	1,458,926
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 06/04/29		1,248	918,066
Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.38%, 06/02/28		3,068	2,609,196

Security		Par (000)	Value

IT Services (continued)
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 04/28/28	USD	1,936	$1,921,668
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.84%, 12/01/27		2,784	2,738,047
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27		3,087	2,224,705
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR US + 1.75%), 6.59%, 11/16/26		1,631	1,617,264
2021 Term Loan B6, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 12/01/28		2,034	2,008,508
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.70%, 06/28/29		567	539,969
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR US + 2.25%), 7.09%, 03/31/28		857	849,565

			22,205,036

Leisure Products — 0.4%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.84%, 12/01/28(e)		851	772,201
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%), 11.76%, 05/25/27		297	295,027
Topgolf Callaway Brands Corp., Term Loan B, (3 mo. SOFR CME + 3.50%), 8.26%, 03/15/30		1,042	1,034,352

			2,101,580

Life Sciences Tools & Services — 2.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.25%), 7.09%, 11/08/27		1,558	1,554,563
Curia Global, Inc., 2021 Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.53%, 08/30/26		119	101,535
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.34%, 02/04/27		2,840	2,678,474
ICON Luxembourg SARL, LUX Term Loan, (3 mo. SOFR CME at 0.50% Floor + 2.25%), 7.41%, 07/03/28		2,089	2,082,377
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 3.00%), 7.63%, 10/19/27		1,291	1,282,480
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/15/28		2,667	2,641,013
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.25%), 7.41%, 07/03/28		521	518,882

			10,859,324

Machinery — 3.3%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.07%, 08/17/26		1,603	1,557,784

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 2.50%), 7.50%, 04/20/29	USD	262		$261,531
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.94%, 05/14/28		336		332,966
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 10/21/28		1,023		1,006,785
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 01/29/29		269		264,090
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 6.66%, 03/01/27		2,470		2,459,284
Madison IAQ LLC, Term Loan, (6 mo. LIBOR US at 0.50% Floor + 3.25%), 8.30%, 06/21/28		3,253		3,090,646
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		1,533		1,519,310
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.41%, 04/05/29		1,728		1,645,122
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25		4,195		3,965,582
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 10/04/28		111		110,383

				16,213,483

Media — 8.8%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR US + 2.75%), 7.58%, 07/15/25		644		632,242
USD 2017 1st Lien Term Loan, (3 mo. LIBOR US + 2.75%), 7.58%, 01/31/26		1,718		1,683,789
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.00%), 7.68%, 04/22/26		1,309		952,582
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR US + 2.00%), 6.84%, 05/03/28		429		417,545
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. SOFR CME + 1.75%), 6.56%, 04/30/25		2,561		2,557,441
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%), 8.33%, 08/21/26		3,355		3,117,313
CMG Media Corp., 2021 Term Loan, (3 mo. LIBOR US + 3.50%), 8.66%, 12/17/26		—	(l)	181
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26		7,187		7,133,093
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR US + 2.25%), 6.93%, 07/17/25		575		546,644
2019 Term Loan B5, (1 mo. LIBOR US + 2.50%), 7.18%, 04/15/27		1,831		1,611,766
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR US at 0.75% Floor + 2.75%), 7.67%, 01/07/28		469		447,419
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 3.25%), 8.10%, 12/01/23		748		521,799

Security		Par (000)	Value

Media (continued)
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 03/24/25	USD	1,509	$1,481,488
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. SOFR CME + 1.75%), 6.61%, 10/17/26(e)		2,245	2,216,487
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 09/13/24		2,756	2,705,299
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29		1,724	1,574,829
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR US + 2.50%), 7.34%, 09/18/26		912	908,629
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 8.66%, 04/21/29(e)		1,569	1,423,997
UFC Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 2.75%), 7.57%, 04/29/26		767	761,836
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR US + 2.925%), 7.61%, 01/31/29		672	656,916
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR US + 3.25%), 7.93%, 01/31/29		1,212	1,197,008
USD Term Loan N, (1 mo. LIBOR US + 2.50%), 7.18%, 01/31/28		2,578	2,531,826
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.05%, 05/11/29(e)		878	865,187
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR US + 2.75%), 7.60%, 05/18/25		2,575	2,550,562
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR US + 2.125%), 6.97%, 01/20/28		1,854	1,830,664
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27		4,386	3,550,928

			43,877,470

Oil, Gas & Consumable Fuels — 0.7%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 9.00%), 13.82%, 11/01/25		555	588,286
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 06/28/24		46	31,066
2020 Take Back Term Loan, (1 mo. LIBOR US + 1.00%), 5.84%, 06/30/25		345	227,786
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.36%, 09/19/29		230	226,461
Medallion Midland Acquisition LLC, 2021 Term Loan, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.91%, 10/18/28		1,668	1,643,086
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 1.75%), 6.43%, 01/31/28		564	564,310

			3,280,995

19

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Passenger Airlines — 2.3%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28	USD	1,434	$1,453,857
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		1,789	1,781,619
American Airlines, Inc.
2017 1st Lien Term Loan, (6 mo. LIBOR US + 3.50%), 8.26%, 01/29/27		146	142,045
2023 Term Loan B, (6 mo. SOFR CME + 2.75%), 8.15%, 02/15/28		2,190	2,136,958
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		2,561	2,654,372
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28		3,253	3,225,131

			11,393,982

Personal Care Products — 1.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFRTE at 1.00% Floor + 6.00%), 11.02%, 12/22/26		356	342,971
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.84%, 07/03/28		145	144,605
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.91%, 10/01/26		5,291	5,234,937

			5,722,513

Pharmaceuticals — 2.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR US + 3.50%), 8.38%, 05/04/25		1,062	1,006,878
Amynta Agency Borrower, Inc., 2023 Term Loan B, (3 mo. SOFR CME + 5.00%), 9.99%, 02/28/28		774	740,911
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 5.25%), 10.09%, 02/01/27		967	715,685
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR US at 0.50% Floor + 2.00%), 6.81%, 02/22/28		1,847	1,828,432
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR US + 1.75%), 6.41%, 08/01/27		1,276	1,246,567
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 05/05/28		1,910	1,900,299
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 2.75%), 7.59%, 10/27/28		606	603,308
Organon & Co., USD Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.00%), 8.00%, 06/02/28		1,238	1,236,130
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 3.00%), 8.16%, 11/18/27(e)		1,278	1,228,877

			10,507,087

Professional Services — 1.2%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 8.04%, 01/18/29		619	613,800

Security		Par (000)	Value

Professional Services (continued)
Dun & Bradstreet Corp. (continued)
Term Loan, (1 mo. LIBOR US + 3.25%), 8.10%, 02/06/26	USD	2,016	$2,009,651
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		528	520,510
2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.25%, 07/06/29		1,143	1,127,773
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29		1,740	1,535,775

			5,807,509

Real Estate Management & Development — 0.8%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28		2,145	2,057,447
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1 mo. LIBOR US + 2.75%), 7.59%, 08/21/25		765	744,102
2023 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 01/31/30(e)		1,080	1,039,877

			3,841,426

Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments, Inc., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.75%), 7.61%, 08/17/29		990	983,421
Synaptics, Inc., Term Loan B, (6 mo. LIBOR US at 0.50% Floor + 2.25%), 7.40%, 12/02/28		547	540,186

			1,523,607

Software — 10.6%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3 mo. SOFR CME at 0.75% Floor + 6.75%), 11.65%, 09/17/27		630	628,898
2022 Extended 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.40%, 09/18/26		431	429,551
Barracuda Networks, Inc., 2022 Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.18%, 08/15/29		659	633,593
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29		1,221	1,218,590
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29		676	596,009
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(e)		741	705,597
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/16/28		1,047	963,626
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24		495	445,097
E2open LLC, 2020 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.20%, 02/04/28		249	246,473

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.75%), 12.59%, 07/31/28	USD	1,886	$1,860,464
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR US + 2.75%), 7.63%, 10/27/28		2,666	2,642,048
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.75%), 7.85%, 10/30/28(e)		638	632,778
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 10/01/29(e)		919	735,200
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.41%, 10/02/28		522	488,121
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28		2,089	1,715,223
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29		1,907	1,411,107
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29		3,027	2,837,930
NortonLifeLock, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 2.00%), 6.91%, 09/12/29		1,269	1,254,830
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.25%), 12.41%, 12/18/28		824	726,496
Proofpoint, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 08/31/28		2,463	2,403,158
2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.25%), 11.09%, 08/31/29		1,281	1,205,203
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.00%), 7.84%, 04/24/28		5,415	5,243,266
2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.50%), 11.34%, 04/23/29		2,629	2,474,626
Renaissance Holding Corp., 2023 Refi Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 04/05/30		576	559,586
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25		1,921	1,916,958
Sophia LP
2020 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 13.16%, 10/09/28		3,730	3,697,362
2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		1,958	1,932,788
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR US + 1.75%), 6.59%, 04/16/25		354	352,701
2018 Term Loan B4, (1 mo. LIBOR US + 1.75%), 6.59%, 04/16/25		314	312,559
2018 Term Loan B5, (1 mo. LIBOR US + 1.75%), 6.59%, 04/16/25		1,635	1,629,772
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 7.81%, 08/31/28		4,199	4,189,773
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29		3,888	3,525,133

Security		Par (000)	Value

Software (continued)
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27	USD	1,216	$1,162,095
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR US + 3.75%), 8.58%, 05/04/26		1,617	1,588,397
ZoomInfo LLC, 2023 Term Loan B, (1 mo. SOFR CME + 2.75%), 7.66%, 02/28/30		192	191,041

			52,556,049

Specialty Retail — 3.8%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR US + 2.25%), 7.13%, 11/13/25		1,962	1,959,465
2019 USD Term Loan B3, (3 mo. LIBOR US + 2.25%), 7.06%, 10/30/26(e)		1,125	1,122,390
2021 USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 2.425%), 7.30%, 04/13/28		1,706	1,700,609
EG Group Ltd., 2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 03/31/26		499	476,209
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/24/28		1,371	1,363,106
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 4.00%), 8.92%, 05/04/28		2,637	2,580,571
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR US + 4.25%), 9.09%, 08/31/26		1,185	1,035,687
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1 mo. SOFR CME at 0.75% Floor + 8.35%, 1.50% PIK), 13.11%, 06/30/27		2,492	2,025,132
PetSmart, Inc., 2021 Term Loan B, (1 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 02/11/28		3,247	3,219,623
Pilot Travel Centers LLC, 2021 Term Loan B, (1 mo. SOFR CME + 2.00%), 6.91%, 08/04/28		970	966,018
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.16%, 10/20/28		749	703,112
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.24%, 11/01/28		551	534,861
Sally Holdings LLC, 2023 Term Loan B, (3 mo. SOFR CME + 2.50%), 7.31%, 02/28/30(e)		576	573,840
Woof Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.53%, 12/21/27(e)		481	459,527

			18,720,150

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR US + 5.00%), 10.21%, 07/23/26		686	536,587

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29		1,003	998,890
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(e)		471	468,645

			1,467,535

Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR US + 2.25%), 7.09%, 05/19/28		1,212	1,203,065

21

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR US + 4.75%), 9.91%, 04/03/28	USD	593	$557,456
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28		862	823,904
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR US at 1.00% Floor + 9.50%), 14.46%, 05/30/24(e)		1,011	981,269
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.50%), 8.46%, 08/28/24		3,205	1,794,669

			5,360,363

Transportation Infrastructure — 0.0%
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29		218	213,041

Wireless Telecommunication Services — 0.9%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.70%, 04/30/28		961	952,689
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR US + 1.75%), 6.60%, 04/11/25		3,292	3,287,581

			4,240,270

Total Floating Rate Loan Interests — 107.4% (Cost: $554,082,158)			532,886,262

		Shares

Investment Companies

Financial Services — 0.4%
Invesco Senior Loan ETF		16,200	336,960
iShares iBoxx $ High Yield Corporate Bond ETF(n)		20,000	1,511,000

			1,847,960

Total Investment Companies — 0.4% (Cost: $1,868,154)			1,847,960

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(o)	USD	1,156	—

Security		Benefical Interest (000)	Value

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(e)(o)	USD	1,084	$—

Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)

Preferred Securities

Capital Trusts — 0.3%(b)

Automobiles — 0.0%
General Motors Financial Co., Inc., Series C, 5.70%(i)	USD	50	43,032

Banks(i) — 0.1%
AIB Group PLC, 5.25%(a)	EUR	200	194,668
PNC Financial Services Group, Inc.
Series V, 6.20%	USD	67	63,037
Series W, 6.25%		72	66,960

			324,665

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 6.14%(a)(i)	EUR	200	209,405

Electric Utilities — 0.0%
Edison International, Series B, 5.00%(i)	USD	55	45,567
EDP - Energias de Portugal SA, 5.94%, 04/23/83(a)	EUR	100	106,281

			151,848

Financial Services — 0.0%
Barclays PLC, 4.38%(i)	USD	200	136,722

Independent Power and Renewable Electricity Producers(c)(i) — 0.1%
NRG Energy, Inc., 10.25%		112	107,028
Vistra Corp., 7.00%		77	67,760

			174,788

Utilities — 0.0%
Electricite de France SA, 3.38%(a)(i)	EUR	200	161,374

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.25%, 06/04/81	USD	42	35,597

			1,237,431

		Shares

Preferred Stocks — 0.0%

Financial Services — 0.0%
Alliant Holdings, Inc.(e)		83	77,480

			77,480

Total Preferred Securities — 0.3% (Cost: $1,515,896)			1,314,911

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Expires 06/30/27, Strike Price USD 10.00)(d)	3,030	$—

Energy Equipment & Services — 0.0%
Turbo Cayman Ltd.(d)(e)	1	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)	1,152	9,792

Total Warrants — 0.0% (Cost: $ —)		9,792

Total Investments — 126.5% (Cost: $ 677,601,057)		627,407,187

Liabilities in Excess of Other Assets — (26.5)%		(131,283,206)

Net Assets — 100.0%		$496,123,981

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,749, representing less than 0.05% of its net assets as of period end, and an original cost of $255,714.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Rounds to less than 1,000.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$482,274	$—	$(482,274	)(b)	$—	$—	$—	—	$4,486	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	4,175,600	(2,611,534)		(45,666)	(7,400)	1,511,000	20,000	—	—

					$(45,666)	$(7,400)	$1,511,000		$4,486	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

23

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	168,000	USD	181,316	Morgan Stanley & Co. International PLC	06/21/23	$1,680
GBP	81,000	USD	99,024	Morgan Stanley & Co. International PLC	06/21/23	1,051

						2,731

USD	81,169	EUR	74,949	Bank of America N.A.	06/21/23	(470)
USD	2,910,054	EUR	2,691,000	Bank of America N.A.	06/21/23	(21,152)
USD	816,539	EUR	757,000	UBS AG	06/21/23	(8,033)
USD	284,804	GBP	236,000	Bank of America N.A.	06/21/23	(6,771)
USD	1,628,498	GBP	1,356,000	Bank of America N.A.	06/21/23	(46,822)

						(83,248)

						$(80,517)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	B+		USD 4,090		$56,222	$(60,629)	$116,851

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation )
Casino, Guichard-Perrachon S.A.	5.00%	Quarterly	BNP Paribas SA	12/20/23	CCC+		EUR	6		$(2,093)	$(453)	$(1,640)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	N/R		USD	43		(1,039)	(503)	(536)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	1		(100)	53	(153)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+		EUR	10		(677)	327	(1,004)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R		EUR	8		863	314	549
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC-		EUR	15		(4,748)	(3,349)	(1,399)
Loxam SAS	5.00	Quarterly	Bank of America N.A.	12/20/27	B		EUR	10		(1,036)	(736)	(300)
United Group B.V.	5.00	Quarterly	Bank of America N.A.	12/20/27	B		EUR	5		(890)	(668)	(222)
United Group B.V.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	B		EUR	5		(1,078)	(874)	(204)

										$(10,798)	$(5,889)	$(4,909)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,163,225	$—	$4,163,225
Common Stocks
Construction & Engineering	—	48,104	—	48,104
Electrical Equipment	23,625	—	—	23,625
Energy Equipment & Services	—	—	1,749	1,749
Industrial Conglomerates	—	832	—	832
Oil, Gas & Consumable Fuels	—	—	10,753	10,753
Semiconductors & Semiconductor Equipment	5,653	—	—	5,653
Specialty Retail	—	187,089	—	187,089
Corporate Bonds	—	86,907,231	1	86,907,232
Floating Rate Loan Interests	—	504,677,361	28,208,901	532,886,262
Investment Companies	1,847,960	—	—	1,847,960
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	1,237,431	—	1,237,431
Preferred Stocks	—	—	77,480	77,480
Warrants	9,792	—	—	9,792
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(33,392)	—	(33,392)

	$1,887,030	$597,187,881	$28,298,884	$627,373,795

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$117,400	$—	$117,400
Foreign Currency Exchange Contracts	—	2,731	—	2,731
Liabilities
Credit Contracts	—	(5,458)	—	(5,458)
Foreign Currency Exchange Contracts	—	(83,248)	—	(83,248)

	$—	$31,425	$—	$31,425

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $133,000,000 are categorized as Level 2 within the fair value hierarchy.

25

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests			Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2022	$12,356	$1	$11,366,161		$—	(a)	$75,612	$11,454,130
Transfers into Level 3(b)	—	—	13,616,610		—		—	13,616,610
Transfers out of Level 3(c)	—	—	(2,168,045)		—		—	(2,168,045)
Accrued discounts/premiums	—	—	11,236		—		—	11,236
Net realized gain (loss)	—	—	(30,318)		—		—	(30,318)
Net change in unrealized appreciation (depreciation)(d)	146	—	198,076		—		1,868	200,090
Purchases	—	—	5,900,617		—		—	5,900,617
Sales	—	—	(685,436)		—		—	(685,436)

Closing balance, as of March 31, 2023	$12,502	$1	$28,208,901	$		(a)	$77,480	$28,298,884

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(d)	$146	$—	$198,076		$—		$1,868	$200,090

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

S C H E D U L E O F I N V E S T M E N T S	26